CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
REVENUES
Gross revenues	$ 1,951	$ 2,816	$ 4,808
Royalties	(207)	(336)	(735)
Total Revenues, net of royalties	1,744	2,480	4,073
EXPENSES
Operating and transportation	1,811	2,085	2,971
Amortization, depletion and impairment losses	15,728	2,628	4,493
General and administrative	1,082	1,673	1,571
Financing expenses	1,025	1,039	1,579
Stock based compensation	77	8	188
Foreign exchange loss (gain)	605	(486)	(212)
Loss on disposal of E&E assets			175
Change in fair value of derivative liability		(153)	(1,073)
Loss on debt extinguishment		918
Gain on settlement of financial contract liability	(6,857)
Adjustment to financial contract liability			(63)
Total Expenses	13,471	7,712	9,629
Loss before income taxes and other items	(11,727)	(5,232)	(5,556)
Other income	95	23	70
Loss for the year	(11,632)	(5,209)	(5,486)
Items that may be subsequently reclassified to profit or loss:
Foreign currency translation adjustment	1,173	(973)	(673)
Comprehensive loss	$ (10,459)	$ (6,182)	$ (6,159)
Loss per common share - basic and diluted	$ (0.11)	$ (0.08)	$ (0.13)